Investments (excluding Consolidated Investment Entities) - Troubled Debt Restructuring (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 contract	Dec. 31, 2012 contract
Financing Receivable, Modifications [Line Items]
Troubled debt restructured loans	$ 86.6	$ 0
Number of troubled debt restructuring contracts with a subsequent default	0
Private placement debt
Financing Receivable, Modifications [Line Items]
Number of troubled debt restructuring contracts	0	1
Troubled debt restructurings pre-modification carrying value		1.2
Troubled debt restructurings post-modification carrying value		0
Commercial mortgage loans
Financing Receivable, Modifications [Line Items]
Number of troubled debt restructuring contracts	21	0
Amount of principal repaid on troubled debt restructurings	4.2
Troubled debt restructurings pre-modification carrying value	91.0
Troubled debt restructurings post-modification carrying value	$ 91.0
Cross Collateralized, Cross Defaulted [Member]
Financing Receivable, Modifications [Line Items]
Number of troubled debt restructuring contracts	20